Note B - Securities (Details) - The Amortized Cost and Estimated Fair Value of Investment Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
The Amortized Cost and Estimated Fair Value of Investment Securities [Abstract]
Due in one to five years	$ 7,020
Due in one to five years	7,375
Due in one to five years	9,028
Due in one to five years	8,852
Due in five to ten years	9,719
Due in five to ten years	9,616
Due after ten years	6,075
Due after ten years	5,981
Agency mortgage-backed securities, residential	74,661
Agency mortgage-backed securities, residential	75,216
Agency mortgage-backed securities, residential	12
Agency mortgage-backed securities, residential	12
Total debt securities	83,689
Total debt securities	84,068
Total debt securities	22,826	23,511
Total debt securities	$ 22,984	$ 24,624